Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	$ 102
Pension
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	85
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Expected contributions for the next 12 months	$ 17